Accounts Receivable, Net and Accounts Receivable-Related Parties, Net	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
ACCOUNTS RECEIVABLE, NET AND ACCOUNTS RECEIVABLE-RELATED PARTIES, NET

Note 4 – ACCOUNTS RECEIVABLE, NET AND ACCOUNTS RECEIVABLE-RELATED PARTIES, NET

Accounts receivable, net and accounts receivable - related parties, net, consisted of the following:

	December 31, 2019	December 31, 2018
Accounts receivable	$507,817	$845,800
Less: Allowance for doubtful accounts	(486,160)	-
Accounts receivable, net	$21,657	$845,800

Accounts receivable - related parties	$126,089	$435,513
Less: Allowance for doubtful accounts	(126,089)	-
Accounts receivable - related parties, net	$-	$435,513

The changes in allowance for doubtful accounts consisted of the following:

	For the Years Ended December 31,
	2019	2018	2017
Balance, beginning of the year	$-	$-	$-
Provision for doubtful accounts	617,496	-	-
Translation adjustment	(5,247)	-	-
Balance, end of the year	$612,249	$-	$-